Accounting Policies	12 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounting Policies

1.	Accounting Policies.

ORGANIZATION - FRP Holdings, Inc. (“FRP” or the “Company”) is a holding company engaged in the real estate business, namely (i) warehouse/office building ownership, leasing and management, (ii) mining royalty land ownership and leasing and (iii) land acquisition, entitlement and development primarily for future warehouse/office building construction. On January 30, 2015, FRP completed the tax-free Spin-off (“Spin-off”) of its transportation business into a new, separately traded public company, Patriot Transportation Holding, Inc. (Nasdaq GM: PATI) (“Patriot”). In the Spin-off, FRP distributed all of the outstanding stock of Patriot to FRP's shareholders as of the record date of January 9, 2015. FRP’s shareholders received one share of Patriot for every three shares of FRP owned on the record date. Patriot now is an independent, publicly traded company, and FRP retains no ownership in Patriot. The Company retained the real estate business, which is now the sole business of the Company. See Note 3 regarding more information regarding the spin-off.

FRP Holdings, Inc. was incorporated on April 22, 2014 in connection with a corporate reorganization that preceded the Spin-off. The Company’s successor issuer was formed on July 20, 1998. The business of the Company is conducted through our wholly-owned subsidiaries FRP Maryland, Inc., a Maryland corporation, FRP Development Corp., a Maryland corporation and Florida Rock Properties, Inc., a Florida corporation, and the various subsidiaries of each.

CONSOLIDATION - The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Investments in the Brooksville joint venture, BC FRP Realty joint venture and Riverfront Investment Partners I, LLC are accounted for under the equity method of accounting (See Note 2). All significant intercompany transactions have been eliminated in consolidation.

CASH AND CASH EQUIVALENTS - The Company considers all highly liquid debt instruments with maturities of three months or less at time of purchase to be cash equivalents. Bank overdrafts consist of outstanding checks not yet presented to a bank for settlement, net of cash held in accounts with right of offset.

REVENUE AND EXPENSE RECOGNITION - Real estate rental revenue and mining royalties are generally recognized when earned under the leases and are considered collectable. Rental income from leases with scheduled increases or other incentives during their term is recognized on a straight-line basis over the term of the lease. Reimbursements of expenses, when provided in the lease, are recognized in the period that the expenses are incurred.

Sales of real estate are recognized when the collection of the sales price is reasonably assured and when the Company has fulfilled substantially all of its obligations, which are typically as of the closing date.

Accounts receivable are recorded net of discounts and provisions for estimated allowances. We estimate allowances on an ongoing basis by considering historical and current trends. We record estimated bad debts expense as part of operating expenses. We estimate the net collectibility of our accounts receivable and establish an allowance for doubtful accounts based upon this assessment. Specifically, we analyze the aging of accounts receivable balances, historical bad debts, customer concentrations, customer credit-worthiness, current economic trends and changes in customer payment terms.

PROPERTY AND EQUIPMENT - Property and equipment is recorded at cost less accumulated depreciation and depletion. Provision for depreciation of property, plant and equipment is computed using the straight-line method based on the following estimated useful lives:

Years
Building and improvements	3-39

Depletion of sand and stone deposits is computed on the basis of units of production in relation to estimated reserves. Reserve estimates are periodically adjusted based upon surveys.

The Company recorded depreciation and depletion expenses for 2016, 2015 and 2014 of $6,809,000, $6,195,000, and $5,528,000, respectively.

All direct and indirect costs, including interest and real estate taxes, associated with the development, construction, leasing or expansion of real estate investments are capitalized as a cost of the property. Included in indirect costs is an allocation of internal costs associated with development of real estate investments. The cost of routine repairs and maintenance to property and equipment is expensed as incurred.

IMPAIRMENT OF LONG-LIVED ASSETS – The Company periodically reviews its long-lived assets, which include property and equipment and purchased intangible assets subject to amortization for potential impairment whenever events or circumstances indicate the carrying amount of a long-lived asset may not be recoverable. This review consists of comparing cap rates on recent cash flows and market value estimates to the carrying values of each asset group. If this review indicates the carrying value might exceed fair value then an estimate of future cash flows for the remaining useful life of each property is prepared considering anticipated vacancy, lease rates, and any future capital expenditures.

DEVELOPED PROPERTY RENTALS PURCHASE ACCOUNTING – Acquisitions of rental property, including any associated intangible assets, are measured at fair value at the date of acquisition. Any liabilities assumed or incurred are recorded at their fair value at the time of acquisition. The fair value of the acquired property is allocated between land and building (on an as-if vacant basis) based on management’s estimate of the fair value of those components for each type of property and to tenant improvements based on the depreciated replacement cost of the tenant improvements, which approximates their fair value. The fair value of the in-place leases is recorded as follows:

•	the fair value of leases in-place on the date of acquisition is based on absorption costs for the estimated lease-up period in which vacancy and foregone revenue are avoided due to the presence of the acquired leases;
•	the fair value of above and below-market in-place leases based on the present value (using a discount rate that reflects the risks associated with the acquired leases) of the difference between contractual rent amounts to be paid under the assumed lease and the estimated market lease rates for the corresponding spaces over the remaining non-cancelable terms of the related leases; and
•	the fair value of intangible tenant or customer relationships.

The Company’s determination of these fair values requires it to estimate market rents for each of the leases and make certain other assumptions. These estimates and assumptions affect the rental revenue, and depreciation and amortization expense recognized for these leases and associated intangible assets and liabilities.

INVESTMENTS - The Company uses the equity method to account for its investment in Brooksville, in which it has a voting interest of 50% and has significant influence but does not have control. The Company uses the equity method to account for its investment in BC FRP Realty, in which it has a voting interest of 50%. The Company uses the equity method to account for its investment in RiverFront Investment Partners I, LLC, in which the equity interest will be determined based on leverage of the entity, additional cash contributions by the Company, and negotiations with potential third partners. Under the equity method, the investment is originally recorded at cost and adjusted to recognize the Company’s share of net earnings or losses of the investee, limited to the extent of the Company’s investment in and advances to the investee and financial guarantees on behalf of the investee that create additional basis. The Company regularly monitors and evaluates the realizable value of its investments. When assessing an investment for an other-than-temporary decline in value, the Company considers such factors as, the performance of the investee in relation to its own operating targets and its business plan, the investee’s revenue and cost trends, as well as liquidity and cash position, and the outlook for the overall industry in which the investee operates. From time to time, the Company may consider third party evaluations or valuation reports. If events and circumstances indicate that a decline in the value of these assets has occurred and is other-than-temporary, the Company records a charge to investment income (expense).

INCOME TAXES - Deferred tax assets and liabilities are recognized based on differences between financial statement and tax bases of assets and liabilities using presently enacted tax rates. Deferred income taxes result from temporary differences between pre-tax income reported in the financial statements and taxable income. The Company recognizes liabilities for uncertain tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to estimate and measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. It is inherently difficult and subjective to estimate such amounts, as the amounts rely upon the determination of the probability of various possible outcomes. The Company reevaluates these uncertain tax positions on a quarterly basis. This evaluation is based on factors including, but not limited to, changes in facts or circumstances, changes in tax law and expiration of statutes of limitations, effectively settled issues under audit, and audit activity. Such a change in recognition or measurement would result in the recognition of a tax benefit or an additional charge to the tax provision. It is the Company's policy to recognize as additional income tax expense the items of interest and penalties directly related to income taxes.

STOCK BASED COMPENSATION – The Company accounts for compensation related to share based plans by recognizing the grant date fair value of stock options and other equity-based compensation issued to employees in its income statement over the requisite employee service period using the straight-line attribution model. In addition, compensation expense must be recognized for the change in fair value of any awards modified, repurchased or cancelled after the grant date. The fair value of each grant is estimated on the date of grant using the Black-Scholes option-pricing model. The assumptions used in the model and current year impact are discussed in Note 8.

PENSION PLAN - The Company accounts for its pension plan following the requirements of FASB ASC Topic 715, “Compensation – Retirement Benefits”, which requires an employer to: (a) recognize in its statement of financial position the funded status of a benefit plan; (b) measure defined benefit plan assets and obligations as of the end of the employer's fiscal year (with limited exceptions); and (c) recognize as a component of other comprehensive income, net of tax, the gains or losses and prior service costs or credits that arise but are not recognized as components of net periodic benefit costs pursuant to prior existing guidance.

EARNINGS PER COMMON SHARE - Basic earnings per common share are based on the weighted average number of common shares outstanding during the periods. Diluted earnings per common share are based on the weighted average number of common shares and potential dilution of securities that could share in earnings. The differences between basic and diluted shares used for the calculation are the effect of employee and director stock options and restricted stock.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United State requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain accounting policies and estimates are of more significance in the financial statement preparation process than others. The most critical accounting policies and estimates include the economic useful lives of our property and equipment, provisions for uncollectible accounts receivable and collectibility of unrealized rents, estimates of exposures related to our insurance claims plans, and estimates for taxes. To the extent that actual, final outcomes are different than these estimates, or that additional facts and circumstances result in a revision to these estimates, earnings during that accounting period will be affected.

ENVIRONMENTAL - Environmental expenditures that benefit future periods are capitalized. Expenditures that relate to an existing condition caused by past operations, and which do not contribute to current or future revenue generation, are expensed. Liabilities are recorded for the estimated amount of expected environmental assessments and/or remedial efforts. Estimation of such liabilities includes an assessment of engineering estimates, continually evolving governmental laws and standards, and potential involvement of other potentially responsible parties.

COMPREHENSIVE INCOME – Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) refers to expenses, gains, and losses that are not included in net income, but rather are recorded directly in shareholders’ equity.

RECENTLY ISSUED ACCOUNTING STANDARDS – In November 2015, the FASB issued ASU 2015-17, “Balance Sheet Classification of Deferred Taxes”. The guidance requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent on the balance sheet. The guidance becomes effective for annual reporting periods beginning after December 15, 2016 with early adoption permitted. The Company adopted this guidance retrospectively as of October 1, 2015 and reclassified $143,000 from deferred costs to long-term deferred tax liability.

In February 2016, the FASB issued ASU No. 2016-02, “Leases”, which requires lessees to recognize a right-to-use asset and a lease obligation for all leases. Lessees are permitted to make an accounting policy election to not recognize an asset and liability for leases with a term of twelve months or less. Additional qualitative and quantitative disclosures, including significant judgments made by management, will be required. Lessors will account for leases using an approach that is substantially equivalent to existing accounting standards. The new standard will become effective for the Company beginning with the first quarter 2020 and requires a modified retrospective transition approach and includes a number of practical expedients. Early adoption of the standard is permitted. As the Company is primarily a lessor the adoption of this guidance is not expected to have a material impact on its financial statements.

In March 2016, the FASB issued ASU No. 2016-09, “Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”. The ASU includes multiple provisions intended to simplify various aspects of the accounting for share-based payments. Excess tax benefits for share-based payments will be recorded as a reduction of income taxes and reflected in operating cash flows upon the adoption of this ASU. Excess tax benefits are currently recorded in equity and as financing activity under the current rules. In addition, the guidance allows for a policy election to account for forfeitures as they occur rather than on an estimated basis. This guidance is effective for annual and interim reporting periods of public entities beginning after December 15, 2016 with early adoption permitted. The Company may early adopt this accounting guidance in fiscal 2017 or as required in fiscal 2018.